CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2023		Mar. 31, 2022	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
DiamondHead Holdings Corp. | Class A common stock | Common Stock
CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY
Balance at the beginning	$ 0		$ 0	$ 0		$ 0
Balance at the beginning (in shares)	0		0	0		0
Excess of cash received over fair value of private placement warrants						$ 0
Extinguishment of deferred underwriting commissions on public shares				$ 0
Reclassification from additional paid-in capital to retained earnings				0
Remeasurement of Class A common stock subject to redemption				0		0
Net Income (Loss)				0		0
Balance at the end				$ 0		$ 0	$ 0
Balance at the end (in shares)				0		0	0
DiamondHead Holdings Corp. | Class B common stock | Common Stock
CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY
Balance at the beginning	$ 863		$ 863	$ 863		$ 863
Balance at the beginning (in shares)	8,625,000		8,625,000	8,625,000		8,625,000
Excess of cash received over fair value of private placement warrants						$ 0
Extinguishment of deferred underwriting commissions on public shares				$ 0
Reclassification from additional paid-in capital to retained earnings				0
Remeasurement of Class A common stock subject to redemption				0		0
Net Income (Loss)				0		0
Balance at the end				$ 863		$ 863	$ 863
Balance at the end (in shares)				8,625,000		8,625,000	8,625,000
DiamondHead Holdings Corp. | Additional Paid In Capital
CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY
Balance at the beginning	$ 0		$ 0	$ 0		$ 24,137
Excess of cash received over fair value of private placement warrants						3,500,670
Extinguishment of deferred underwriting commissions on public shares				11,803,313
Reclassification from additional paid-in capital to retained earnings				(11,803,313)
Remeasurement of Class A common stock subject to redemption				0		(3,524,807)
Net Income (Loss)				0		0
Balance at the end				0		0	$ 24,137
DiamondHead Holdings Corp. | Accumulated Deficit
CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY
Balance at the beginning	(5,355,239)		(20,645,836)	(20,645,836)		(1,892)
Excess of cash received over fair value of private placement warrants						0
Extinguishment of deferred underwriting commissions on public shares				0
Reclassification from additional paid-in capital to retained earnings				11,803,313
Remeasurement of Class A common stock subject to redemption				(3,586,031)		(23,352,185)
Net Income (Loss)				7,073,315		2,708,241
Balance at the end				(5,355,239)		(20,645,836)	(1,892)
DiamondHead Holdings Corp.
CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY
Balance at the beginning	(5,354,376)		(20,644,973)	(20,644,973)		23,108
Excess of cash received over fair value of private placement warrants						3,500,670
Extinguishment of deferred underwriting commissions on public shares				11,803,313
Reclassification from additional paid-in capital to retained earnings				0
Remeasurement of Class A common stock subject to redemption				(3,586,031)		(26,876,992)
Net Income (Loss)				7,073,315		2,708,241
Balance at the end				(5,354,376)		(20,644,973)	23,108
Class A common stock | Common Stock
CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY
Balance at the beginning			37	37
Balance at the end						37
Class B common stock | Common Stock
CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY
Balance at the beginning			3,697	3,697
Balance at the end						3,697
Accumulated Deficit
CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY
Balance at the beginning			66,554,678	66,554,678
Net Income (Loss)	(204,504,328)		17,017,928
Balance at the end						66,554,678
Balance at the beginning	59,004,036	[1]	66,558,412	66,558,412
Net Income (Loss)	(204,504,328)		$ 17,017,928	69,489,294		62,413,011	$ 38,976,374
Balance at the end	$ (363,261,008)	[1]		$ 59,004,036	[1]	$ 66,558,412

[1]	Retroactively restated as of December 31, 2022 for the Reverse Recapitalization as a result of the Business Combination as described in Notes 1 and 2.